UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Value Fund	March 31, 2014

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 6.4%		
Auto Components 0.9%		
TRW (1)	2,170,000	177,116
		177,116
Automobiles 0.7%		
General Motors	4,220,000	145,252
		145,252
Hotels, Restaurants & Leisure 1.0%		
Carnival	5,015,000	189,868
		189,868
Media 1.3%		
Comcast, Class A	2,443,500	119,145
Discovery Communications, Class C (1)	490,000	37,759
Time Warner	560,000	36,585
Time Warner Cable, Class A	400,000	54,872
		248,361
Multiline Retail 1.0%		
J.C. Penney (1)	5,045,000	43,488
Kohl's	2,570,000	145,976
		189,464
Specialty Retail 1.2%		
Lowe's	3,670,000	179,463
Ross Stores	740,000	52,947
		232,410

Textiles, Apparel & Luxury Goods 0.3%		
Coach	1,200,000	59,592
		59,592
Total Consumer Discretionary		1,242,063
CONSUMER STAPLES 7.5%		
Beverages 1.6%		
Dr Pepper Snapple	2,300,000	125,258
PepsiCo	2,150,000	179,525
		304,783
Food Products 2.3%		
Archer-Daniels-Midland	2,585,000	112,163
Bunge Limited	1,905,000	151,467
General Mills	1,560,000	80,839
Ingredion	1,250,000	85,100
Kellogg	420,000	26,338
		455,907
Household Products 2.4%		
Energizer	510,000	51,377
Procter & Gamble	5,090,000	410,254
		461,631
Personal Products 0.4%		
Avon	5,300,000	77,592
		77,592
Tobacco 0.8%		
Lorillard	1,188,000	64,247
Philip Morris International	1,240,000	101,519
		165,766
Total Consumer Staples		1,465,679

ENERGY 9.9%		
Energy Equipment & Services 0.1%		
National Oilwell Varco	175,000	13,627
		13,627
Oil, Gas & Consumable Fuels 9.8%		
Anadarko Petroleum	920,000	77,979
Apache	2,780,000	230,601
Chesapeake Energy	3,385,000	86,724
Cimarex Energy	500,000	59,555
Concho Resources (1)	683,200	83,692
CONSOL Energy	615,000	24,569
Eni (EUR)	4,362,041	109,542
Marathon Oil	2,055,000	72,994
Phillips 66	6,315,000	486,634
Pioneer Natural Resources	1,295,000	242,346
Royal Dutch Shell, ADR	260,000	18,996
Spectra Energy	2,610,000	96,413
Talisman Energy	6,113,700	61,015
Valero Energy	4,985,000	264,704
		1,915,764
Total Energy		1,929,391
FINANCIALS 22.9%		
Banks 11.5%		
Bank of America	19,560,000	336,432
Barclays (GBP)	27,407,956	106,908
Citigroup	7,455,000	354,858
JPMorgan Chase	9,449,800	573,697
PNC Financial Services Group	2,578,100	224,295
U.S. Bancorp	7,210,000	309,020
UniCredit (EUR)	9,365,094	85,730

Wells Fargo	4,882,000	242,831
		2,233,771
Capital Markets 4.3%		
Ameriprise Financial	1,042,200	114,715
Invesco	2,620,000	96,940
Morgan Stanley	8,525,000	265,724
State Street	2,638,000	183,473
TD Ameritrade Holding	5,186,200	176,071
		836,923
Consumer Finance 0.9%		
Capital One Financial	1,955,000	150,848
SLM Corporation	810,000	19,829
		170,677
Insurance 4.3%		
Allstate	1,965,000	111,180
Marsh & McLennan	3,865,000	190,544
MetLife	7,266,000	383,645
XL Group	5,235,609	163,613
		848,982
Real Estate Investment Trusts 1.9%		
Annaly Capital Management, REIT	4,590,000	50,352
Digital Realty Trust, REIT	570,000	30,256
Weyerhaeuser, REIT	10,235,000	300,397
		381,005
Total Financials		4,471,358
HEALTH CARE 18.8%		
Biotechnology 0.7%		
Amgen	1,020,500	125,869
		125,869

Health Care Equipment & Supplies 0.7%		
Covidien	1,820,000	134,061
		134,061
Health Care Providers & Services 4.3%		
Cigna	2,305,000	192,998
HCA Holdings (1)	2,795,000	146,737
Quest Diagnostics	690,000	39,965
UnitedHealth Group	3,405,000	279,176
WellPoint	1,850,000	184,167
		843,043
Life Sciences Tools & Services 3.7%		
Agilent Technologies	5,120,000	286,310
Thermo Fisher Scientific	3,635,000	437,073
		723,383
Pharmaceuticals 9.4%		
AbbVie	895,000	46,003
Hospira (1)	2,525,000	109,206
Johnson & Johnson	4,258,600	418,322
Merck	9,655,000	548,114
Novartis, Regulation D Shares (CHF)	428,983	36,436
Pfizer	21,070,000	676,769
		1,834,850
Total Health Care		3,661,206
INDUSTRIALS & BUSINESS SERVICES 12.9%		
Aerospace & Defense 5.8%		
Boeing	2,595,000	325,647
Honeywell International	3,490,000	323,732
Textron	2,690,000	105,690
United Technologies	3,215,000	375,641
		1,130,710

Airlines 3.0%		
American Airlines (1)	11,120,000	406,992
United Continental (1)	3,980,000	177,628
		584,620
Commercial Services & Supplies 0.2%		
Republic Services	965,000	32,964
		32,964
Industrial Conglomerates 3.7%		
3M	1,260,000	170,931
GE	21,385,000	553,658
		724,589
Machinery 0.2%		
Terex	1,090,000	48,287
		48,287
Total Industrials & Business Services		2,521,170
INFORMATION TECHNOLOGY 6.7%		
Internet Software & Services 0.1%		
Equinix (1)	130,000	24,029
		24,029
IT Services 1.1%		
Visa, Class A	195,000	42,093
Xerox	14,950,000	168,935
		211,028
Semiconductor & Semiconductor Equipment 4.6%		
Applied Materials	3,890,000	79,434
Avago Technologies	3,175,000	204,502
Micron Technology (1)	8,400,000	198,744
NXP Semiconductors (1)	2,985,000	175,548

Texas Instruments	5,215,000	245,887
		904,115
Software 0.4%		
Microsoft	1,860,000	76,241
		76,241
Technology Hardware, Storage & Peripherals 0.5%		
Seagate Technology	827,548	46,475
Western Digital	480,000	44,074
		90,549
Total Information Technology		1,305,962
MATERIALS 5.0%		
Chemicals 2.7%		
Celanese, Series A	5,150,000	285,877
Lyondellbasell Industries, Class A	1,985,000	176,546
Mosaic	520,000	26,000
Potash Corporation of Saskatchewan	1,176,900	42,627
		531,050
Construction Materials 0.5%		
Holcim (CHF)	710,505	59,000
Vulcan Materials	620,000	41,199
		100,199
Metals & Mining 0.1%		
Freeport-McMoRan Copper & Gold	543,500	17,973
		17,973
Paper & Forest Products 1.7%		
International Paper	7,020,000	322,078
		322,078
Total Materials		971,300

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1994. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, the value of loaned securities was $73,141,000; the value of cash collateral and related investments was $75,449,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $14,208,340,000. Net unrealized gain aggregated $5,410,267,000 at period-end, of which $5,529,902,000 related to appreciated investments and $119,635,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014